Redacted Loan ID	Loan Number	Loan UID	Servicer	Borrower	Property State	Due Date	Missing Comments Starting	Missing Comments Ending	Reason For Default	Current Occupancy	First Vacancy Date	Foreclosure?	Last FC Stage	Foreclosure Comment	Bankruptcy?	Bankruptcy Chapter	Latest Filing Date	Bankruptcy Comment	Loss/Mit?	Loss Mitigation Type	Modification Status	Loss Mitigation Comment	Property Damage	Damage Comment	Default Status	Exceptions Identified?	Exception Type	Exception Comments	Supplemental Comments	As of Date	Summary Comments
3EA14A4D-3F89-48DD-81B3-267A58A277D2	xxx	xxx	xxx	xxx	TX	8/1/2016	9/1/2015	2/4/2016	Not Determined	Not Determined		Never			Never				Previously	Loan Modification	Loan Modification Completed	Commentary dated 06/XX/2016 indicates the adjusted rate mortgage was updated per modification (modification type date was not provided); no other details are noted.	No		Collections	Yes	Missing Comment History	Missing comment history from 9/1/2015 to 2/4/2016.	The most recent property inspection was requested on 09/08/2016; as of 09/10/2016, the property inspection results have not been received.	8/31/2016
o FORECLOSURE: There is no evidence of foreclosure action on this loan
o BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
o LOSS MITIGATION: Commentary dated 6/XX/2016 indicates the adjusted rate mortgage was updated per modification (modification type date was not provided); no other details are noted.
o PROPERTY DAMAGE: There is no evidence of property damage.
o EXCEPTIONS: No exceptions were identified.
o ADDITIONAL INFORMATION: The most recent property inspection was requested on 09/08/2016; as of 09/10/2016, the property inspection results have not been received.

24AA2B32-FE2E-4B8D-A8D7-56E4913423CE	xxx	xxx	xxx	xxx	SD	9/1/2016				Owner		Never			Never				Never				No		Current	No			Per the last property inspection on 2/26/2016 the property is owner occupied.	8/31/2016
o FORECLOSURE: There is no evidence of foreclosure action on this loan
o BANKRUPTCY: .There is no evidence of an associated bankruptcy case.
o LOSS MITIGATION: There is no evidence of loss mitigation on this loan.
o PROPERTY DAMAGE: There is no evidence of property damage.
o EXCEPTIONS: No exceptions were identified.
o ADDITIONAL INFORMATION: Per the last property inspection on 2/26/2016 the property is owner occupied.